Goodwill (Details) - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	[1]	$ 1,912,102	$ 2,009,769

[1]	See Note 4 for details.